Summary of Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Accounting Policies
Summary of Accounting Policies

•	Consolidation principles
The consolidated financial statements have been prepared in accordance with US GAAP for all periods presented and include the accounts of the Company and its majority owned subsidiaries over which the Company exercises control. All intercompany accounts and transactions have been eliminated in consolidation.

•	Estimates and assumptions
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues, expenses and allocated charges during the reporting period. Significant estimates pertain to impairments of goodwill, intangible assets and other long-lived assets, purchase price allocations, restructuring costs and other (charges) gains, net, income taxes, pension and other postretirement benefits, asset retirement obligations, environmental liabilities and loss contingencies, among others. Actual results could differ from those estimates.

•	Change in accounting policy regarding pension and other postretirement benefits

Effective January 1, 2013, the Company elected to change its accounting policy for recognizing actuarial gains and losses and changes in the fair value of plan assets for its defined benefit pension plans and other postretirement benefit plans. Previously, the Company recognized the actuarial gains and losses as a component of Accumulated other comprehensive income (loss), net within the consolidated balance sheets on an annual basis and amortized the gains and losses into operating results over the average remaining service period to retirement date for active plan participants or, for retired participants, the average remaining life expectancy. For defined benefit pension plans, the unrecognized gains and losses were amortized when the net gains and losses exceeded 10% of the greater of the market-related value of plan assets or the projected benefit obligation at the beginning of the year. For other postretirement benefits, amortization occurred when the net gains and losses exceeded 10% of the accumulated postretirement benefit obligation at the beginning of the year.
Previously, differences between the actual rate of return on plan assets and the long-term expected rate of return on plan assets were not generally recognized in net periodic benefit cost in the year that the difference occurred. These differences were deferred and amortized into net periodic benefit cost over the average remaining future service period of employees. The asset gains and losses subject to amortization and the long-term expected return on plan assets were previously calculated using a five-year smoothing of asset gains and losses referred to as the market-related value to stabilize variability in the plan asset values.
The Company now applies the long-term expected rate of return to the fair value of plan assets and immediately recognizes in operating results the change in fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is required to be remeasured. Events requiring a plan remeasurement will continue to be recognized in the quarter in which such remeasurement event occurs. The remaining components of the Company's net periodic benefit cost are recorded on a quarterly basis. While the Company's historical policy of recognizing the change in fair value of plan assets and net actuarial gains and losses is considered acceptable under US GAAP, the Company believes the new policy is preferable as it eliminates the delay in recognizing gains and losses within operating results. This change improves transparency within the Company's operating results by immediately recognizing the effects of economic and interest rate trends on plan investments and assumptions in the year these gains and losses are actually incurred. The policy changes have no impact on future pension and postretirement benefit plan funding or pension and postretirement benefits paid to participants. Financial information for all periods presented has been retrospectively adjusted.
In connection with the changes in accounting policy for pension and other postretirement benefits and in an attempt to properly match the actual operational expenses each business segment is incurring, the Company changed its allocation of net periodic benefit cost. Previously, the Company allocated all components of net periodic benefit cost to each business segment on a ratable basis. The Company now allocates only the service cost and amortization of prior service cost components of its pension and postretirement plans to its business segments. All other components of net periodic benefit cost are recorded to Other Activities. The components of net periodic benefit cost that are no longer allocated to each business segment include interest cost, expected return on assets and net actuarial gains and losses as these components are considered financing activities managed at the corporate level. The Company believes the revised expense allocation more appropriately matches the cost incurred for active employees to the respective business segment. Business segment information for all periods presented has been retrospectively adjusted (Note 25).
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of operations is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,226)	(11)	(5,237)
Gross profit	1,192	(11)	1,181
Selling, general and administrative expenses	(507)	(323)	(830)
Research and development expenses	(102)	(2)	(104)
Operating profit (loss)	511	(336)	175
Earnings (loss) from continuing operations before tax	657	(336)	321
Income tax (provision) benefit	(48)	103	55
Earnings (loss) from continuing operations	609	(233)	376
Net earnings (loss)	605	(233)	372
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Net earnings (loss) available to common stockholders	605	(233)	372
Earnings (loss) per common share - basic
Continuing operations	3.84	(1.47)	2.37
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - basic	3.82	(1.47)	2.35
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.46)	2.35
Discontinued operations	(0.02)	—	(0.02)
Net earnings (loss) - diluted	3.79	(1.46)	2.33

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(5,329)	(17)	(5,346)
Gross profit	1,434	(17)	1,417
Selling, general and administrative expenses	(536)	(269)	(805)
Research and development expenses	(96)	(2)	(98)
Operating profit (loss)	690	(288)	402
Earnings (loss) from continuing operations before tax	755	(288)	467
Income tax (provision) benefit	(149)	108	(41)
Earnings (loss) from continuing operations	606	(180)	426
Net earnings (loss)	607	(180)	427
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Net earnings (loss) available to common stockholders	607	(180)	427
Earnings (loss) per common share - basic
Continuing operations	3.88	(1.16)	2.72
Discontinued operations	0.01	—	0.01
Net earnings (loss) - basic	3.89	(1.16)	2.73
Earnings (loss) per common share - diluted
Continuing operations	3.81	(1.13)	2.68
Discontinued operations	0.01	—	0.01
Net earnings (loss) - diluted	3.82	(1.13)	2.69

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions, except per share data)
Cost of sales	(4,738)	(12)	(4,750)
Gross profit	1,180	(12)	1,168
Selling, general and administrative expenses	(505)	(93)	(598)
Research and development expenses	(70)	—	(70)
Operating profit (loss)	503	(105)	398
Earnings (loss) from continuing operations before tax	538	(105)	433
Income tax (provision) benefit	(112)	40	(72)
Earnings (loss) from continuing operations	426	(65)	361
Net earnings (loss)	377	(65)	312
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Net earnings (loss) available to common stockholders	374	(65)	309
Earnings (loss) per common share - basic
Continuing operations	2.73	(0.42)	2.31
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - basic	2.42	(0.42)	2.00
Earnings (loss) per common share - diluted
Continuing operations	2.69	(0.41)	2.28
Discontinued operations	(0.31)	—	(0.31)
Net earnings (loss) - diluted	2.38	(0.41)	1.97
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of comprehensive income (loss) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefits	(244)	233	(11)
Total other comprehensive income (loss), net of tax	(232)	233	1

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefits	(180)	180	—
Total other comprehensive income (loss), net of tax	(180)	180	—

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefits	(63)	65	2
Total other comprehensive income (loss), net of tax	(10)	65	55
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated balance sheets is as follows:

	As of December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net	(1,082)	993	(89)

	As of December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net	(850)	760	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of equity is as follows:

	2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	2,424	(760)	1,664
Net earnings (loss) attributable to Celanese Corporation	605	(233)	372
Retained earnings as of the end of the period	2,986	(993)	1,993
Accumulated other comprehensive income (loss), net as of the beginning of the period	(850)	760	(90)
Other comprehensive income (loss), net of tax	(232)	233	1
Accumulated other comprehensive income (loss), net as of the end of the period	(1,082)	993	(89)

	2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,851	(580)	1,271
Net earnings (loss) attributable to Celanese Corporation	607	(180)	427
Retained earnings as of the end of the period	2,424	(760)	1,664
Accumulated other comprehensive income (loss), net as of the beginning of the period	(670)	580	(90)
Other comprehensive income (loss), net of tax	(180)	180	—
Accumulated other comprehensive income (loss), net as of the end of the period	(850)	760	(90)

	2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Retained earnings as of the beginning of the period	1,505	(515)	990
Net earnings (loss) attributable to Celanese Corporation	377	(65)	312
Retained earnings as of the end of the period	1,851	(580)	1,271
Accumulated other comprehensive income (loss), net as of the beginning of the period	(660)	515	(145)
Other comprehensive income (loss), net of tax	(10)	65	55
Accumulated other comprehensive income (loss), net as of the end of the period	(670)	580	(90)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the consolidated statements of cash flows is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	605	(233)	372
Pension and postretirement benefit expense	—	9	9
Pension and postretirement contributions	—	(288)	(288)
Actuarial (gain) loss on pension and postretirement plans	—	389	389
Deferred income taxes, net	(73)	(102)	(175)
Other liabilities	(249)	225	(24)

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	607	(180)	427
Pension and postretirement benefit expense	—	30	30
Pension and postretirement contributions	—	(209)	(209)
Actuarial (gain) loss on pension and postretirement plans	—	306	306
Deferred income taxes, net	93	(108)	(15)
Other liabilities	(262)	161	(101)

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Net earnings (loss)	377	(65)	312
Pension and postretirement benefit expense	—	59	59
Pension and postretirement contributions	—	(81)	(81)
Actuarial (gain) loss on pension and postretirement plans	—	84	84
Deferred income taxes, net	15	(39)	(24)
Other liabilities	(102)	42	(60)
The retrospective effect of the change in accounting policy for pension and other postretirement benefits to the business segment financial information (Note 25) is as follows:

	Year Ended December 31, 2012
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	86	9	95
Consumer Specialties	244	7	251
Industrial Specialties	82	4	86
Acetyl Intermediates	263	6	269
Other Activities	(164)	(362)	(526)
Total	511	(336)	175

	Year Ended December 31, 2011
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	76	3	79
Consumer Specialties	227	2	229
Industrial Specialties	100	2	102
Acetyl Intermediates	459	(1)	458
Other Activities	(172)	(294)	(466)
Total	690	(288)	402

	Year Ended December 31, 2010
	As Previously Reported	Effect of Change	As Adjusted
	(In $ millions)
Operating Profit (Loss)
Advanced Engineered Materials	186	(4)	182
Consumer Specialties	164	(1)	163
Industrial Specialties	89	—	89
Acetyl Intermediates	243	(6)	237
Other Activities	(179)	(94)	(273)
Total	503	(105)	398

•	Cash and cash equivalents
All highly liquid investments with original maturities of three months or less are considered cash equivalents.

•	Inventories
Inventories, including stores and supplies, are stated at the lower of cost or market. Cost for inventories is determined using the first-in, first-out ("FIFO") method. Cost includes raw materials, direct labor and manufacturing overhead. Cost for stores and supplies is primarily determined by the average cost method.

•	Investments in marketable securities
The Company classifies its investments in debt and equity securities as "available-for-sale" and reports those investments at their fair market values in the consolidated balance sheets as Marketable securities, at fair value. Unrealized gains or losses, net of the related tax effect on available-for-sale securities, are excluded from earnings and are reported as a component of Accumulated other comprehensive income (loss), net until realized. The cost of securities sold is determined by using the specific identification method.
A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end and forecasted performance of the investee.
The Company reviews all investments for other-than-temporary impairment at least quarterly or as indicators of impairment exist. Indicators of impairment include the duration and severity of the decline in fair value below carrying value as well as the intent and ability to hold the investment to allow for a recovery in the market value of the investment. In addition, the Company considers qualitative factors that include, but are not limited to: (i) the financial condition and business plans of the investee including its future earnings potential, (ii) the investee’s credit rating, and (iii) the current and expected market and industry conditions in which the investee operates. If a decline in the fair value of an investment is deemed by management to be other-than-temporary, the Company writes down the carrying value of the investment to fair value, and the amount of the write-down is included in net earnings. Such a determination is dependent on the facts and circumstances relating to each investment.

•	Investments in affiliates
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 323, Investments - Equity Method and Joint Ventures ("FASB ASC Topic 323"), stipulates that the equity method should be used to account for investments whereby an investor has "the ability to exercise significant influence over operating and financial policies of an investee", but does not exercise control. FASB ASC Topic 323 generally considers an investor to have the ability to exercise significant influence when it owns 20% or more of the voting stock of an investee. FASB ASC Topic 323 lists circumstances under which, despite 20% ownership, an investor may not be able to exercise significant influence. Certain investments where the Company owns greater than a 20% ownership interest are accounted for under the cost method of accounting because the Company cannot exercise significant influence or control. The Company determined that it cannot exercise significant influence over these entities due to local government investment in and influence over these entities, limitations on the Company's involvement in the day-to-day operations and the present inability of the entities to provide timely financial information prepared in accordance with US GAAP.
In certain instances, the financial information of the Company's equity investees is not available on a timely basis. Accordingly, the Company records its proportional share of the investee's earnings or losses on a consistent lag of no more than one quarter.
The Company assesses the recoverability of the carrying value of its investments whenever events or changes in circumstances indicate a loss in value that is other than a temporary decline. A loss in value of an equity method or cost method investment which is other than a temporary decline will be recognized as the difference between the carrying amount of the investment and its fair value.
The Company's estimates of fair value are determined based on a discounted cash flow model. The Company periodically engages third-party valuation consultants to assist with this process.

•	Property, plant and equipment, net
Land is recorded at historical cost. Buildings, machinery and equipment, including capitalized interest, and property under capital lease agreements, are recorded at cost less accumulated depreciation. The Company records depreciation and amortization in its consolidated statements of operations as either Cost of sales or Selling, general and administrative expenses consistent with the utilization of the underlying assets. Depreciation is calculated on a straight-line basis over the following estimated useful lives of depreciable assets:

Land improvements	20 years
Buildings and improvements	30 years
Machinery and equipment	20 years
Leasehold improvements are amortized over 10 years or the remaining life of the respective lease, whichever is shorter.
Accelerated depreciation is recorded when the estimated useful life is shortened. Ordinary repair and maintenance costs, including costs for planned maintenance turnarounds, that do not extend the useful life of the asset are charged to earnings as incurred. Fully depreciated assets are retained in property and depreciation accounts until sold or otherwise disposed. In the case of disposals, assets and related depreciation are removed from the accounts, and the net amounts, less proceeds from disposal, are included in earnings.
The Company also leases property, plant and equipment under operating and capital leases. Rent expense for operating leases, which may have escalating rentals or rent holidays over the term of the lease, is recorded on a straight-line basis over the lease term. Amortization of capital lease assets is included as a component of depreciation expense.
Assets acquired in business combinations are recorded at their fair values and depreciated over the assets' remaining useful lives or the Company's policy lives, whichever is shorter.
The Company assesses the recoverability of the carrying amount of its property, plant and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. An impairment loss would be assessed when estimated undiscounted future cash flows from the operation and disposition of the asset group are less than the carrying amount of the asset group. Asset groups have identifiable cash flows and are largely independent of other asset groups. Measurement of an impairment loss is based on the excess of the carrying amount of the asset group over its fair value. Fair value is measured using discounted cash flows or independent appraisals, as appropriate. Impairment losses are recorded primarily to Other (charges) gains, net.

•	Goodwill and other intangible assets
Customer-related intangible assets and other intangibles with finite lives are amortized on a straight-line basis over their estimated useful lives. The excess of the purchase price over fair value of net identifiable assets and liabilities of an acquired business ("goodwill"), trademarks and trade names and other indefinite-lived intangible assets are not amortized, but rather tested for impairment, at least annually. The Company tests for goodwill and indefinite-lived intangible asset impairment during the third quarter of its fiscal year using June 30 balances.
The Company assesses the recoverability of the carrying value of goodwill at least annually or whenever events or changes in circumstances indicate that the carrying amount of the goodwill of a reporting unit may not be fully recoverable. Recoverability is measured at the reporting unit level based on the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other ("FASB ASC Topic 350"). Impairment losses are recorded primarily to Other (charges) gains, net.
The Company measures the recoverability of goodwill for each reporting unit using a discounted cash flow model incorporating discount rates commensurate with the risks involved, which is classified as a Level 3 measurement under FASB ASC Topic 820, Fair Value Measurement ("FASB ASC Topic 820"). The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections are the most sensitive and susceptible to change as they require significant management judgment. The Company periodically engages third-party valuation consultants to assist with this process. The valuation consultants assess fair value by equally weighting a combination of two market approaches (market multiple analysis and comparable transaction analysis) and the discounted cash flow approach.
If the calculated fair value is less than the current carrying value, impairment of the reporting unit may exist. When the recoverability test indicates potential impairment, the Company, or in certain circumstances, a third-party valuation consultant engaged by the Company to assist with the process, will calculate an implied fair value of goodwill for the reporting unit. The implied fair value of goodwill is determined in a manner similar to how goodwill is calculated in a business combination. If the implied fair value of goodwill exceeds the carrying value of goodwill assigned to the reporting unit, there is no impairment. If the carrying value of goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment loss is recorded to write down the carrying value. An impairment loss cannot exceed the carrying value of goodwill assigned to a reporting unit but may indicate certain long-lived and amortizable intangible assets associated with the reporting unit may require additional impairment testing.
The Company assesses recoverability of other indefinite-lived intangible assets at least annually or whenever events or changes in circumstances indicate that the carrying amount of the indefinite-lived intangible asset may not be fully recoverable. Recoverability is measured by a comparison of the carrying value of the indefinite-lived intangible asset over its fair value. Any excess of the carrying value of the indefinite-lived intangible asset over its fair value is recognized as an impairment loss. The Company periodically engages third-party valuation consultants to assist with this process. Impairment losses are recorded primarily to Other (charges) gains, net.
Management tests indefinite-lived intangible assets utilizing the relief from royalty method to determine the estimated fair value for each indefinite-lived intangible asset which is classified as a Level 3 measurement under FASB ASC Topic 820. The relief from royalty method estimates the Company's theoretical royalty savings from ownership of the intangible asset. Key assumptions used in this model include discount rates, royalty rates, growth rates, sales projections and terminal value rates. Discount rates, royalty rates, growth rates and sales projections are the assumptions most sensitive and susceptible to change as they require significant management judgment. Discount rates used are similar to the rates estimated by the weighted average cost of capital ("WACC") considering any differences in company-specific risk factors. Royalty rates are established by management and are periodically substantiated by third-party valuation consultants. Operational management, considering industry and company-specific historical and projected data, develops growth rates and sales projections associated with each indefinite-lived intangible asset. Terminal value rate determination follows common methodology of capturing the present value of perpetual sales estimates beyond the last projected period assuming a constant WACC and low long-term growth rates.
The Company assesses the recoverability of finite-lived intangible assets in the same manner as for property, plant and equipment as described above. Impairment losses are recorded primarily to Other (charges) gains, net.

•	Financial instruments
The Company manages its exposures to currency exchange rates, interest rates and commodity prices through a risk management program that includes the use of derivative financial instruments. The Company does not use derivative financial instruments for speculative trading purposes. The fair value of all derivative instruments is recorded as an asset or liability at the balance sheet date. Changes in the fair value of these instruments are reported in earnings or Accumulated other comprehensive income (loss), net, depending on the use of the derivative and whether it qualifies for hedge accounting treatment under the provisions of FASB ASC Topic 815, Derivatives and Hedging ("FASB ASC Topic 815").
Gains and losses on derivative instruments qualifying as cash flow hedges are recorded in Accumulated other comprehensive income (loss), net, to the extent the hedges are effective, until the underlying transactions are recognized in earnings. To the extent effective, gains and losses on derivative and non-derivative instruments used as hedges of the Company's net investment in foreign operations are recorded in Accumulated other comprehensive income (loss), net as part of the foreign currency translation adjustment. The ineffective portions of cash flow hedges and hedges of net investment in foreign operations, if any, are recognized in earnings immediately. Derivative instruments not designated as hedges are marked to market at the end of each accounting period with the change in fair value recorded in earnings.

•	Concentrations of credit risk
The Company is exposed to credit risk in the event of nonpayment by customers and counterparties. The creditworthiness of customers and counterparties is subject to continuing review, including the use of master netting agreements, where the Company deems appropriate. The Company minimizes concentrations of credit risk through diverse customers across many different industries and geographies. In addition, credit risk arising from derivative instruments is not significant because the counterparties to these contracts are primarily major international financial institutions and, to a lesser extent, major chemical companies. Where appropriate, the Company has diversified its selection of counterparties. Generally, collateral is not required from customers and counterparties and allowances are provided for specific risks inherent in receivables.

•	Allowance for doubtful accounts
The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company believes, based on historical results, the likelihood of actual write-offs having a material impact on financial results is low. The allowance for doubtful accounts is estimated using factors such as customer credit ratings, past collection history and general risk profile. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be recovered.

•	Deferred financing costs
The Company capitalizes direct costs incurred to obtain debt financings and amortizes these costs using a method that approximates the effective interest rate method over the terms of the related debt. Upon the extinguishment of the related debt, any unamortized capitalized debt financing costs are immediately expensed.

•	Environmental liabilities
The Company manufactures and sells a diverse line of chemical products throughout the world. Accordingly, the Company's operations are subject to various hazards incidental to the production of industrial chemicals including the use, handling, processing, storage and transportation of hazardous materials. The Company recognizes losses and accrues liabilities relating to environmental matters if available information indicates that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Depending on the nature of the site, the Company accrues through 15 years, unless the Company has government orders or other agreements that extend beyond 15 years. If the event of loss is neither probable nor reasonably estimable, but is reasonably possible, the Company provides appropriate disclosure in the notes to the consolidated financial statements if the contingency is considered material. The Company estimates environmental liabilities on a case-by-case basis using the most current status of available facts, existing technology, presently enacted laws and regulations and prior experience in remediation of contaminated sites. Recoveries of environmental costs from other parties are recorded as assets when their receipt is deemed probable.
An environmental reserve related to cleanup of a contaminated site might include, for example, a provision for one or more of the following types of costs: site investigation and testing costs, cleanup costs, costs related to soil and water contamination resulting from tank ruptures and post-remediation monitoring costs. These reserves do not take into account any claims or recoveries from insurance. The measurement of environmental liabilities is based on the Company's periodic estimate of what it will cost to perform each of the elements of the remediation effort. The Company utilizes third parties to assist in the management and development of cost estimates for its sites. Changes to environmental regulations or other factors affecting environmental liabilities are reflected in the consolidated financial statements in the period in which they occur.

•	Legal fees
The Company accrues for legal fees related to loss contingency matters when the costs associated with defending these matters can be reasonably estimated and are probable of occurring. All other legal fees are expensed as incurred.

•	Revenue recognition
The Company recognizes revenue when title and risk of loss have been transferred to the customer, generally at the time of shipment of products, and provided that four basic criteria are met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred or services have been rendered; (c) the fee is fixed or determinable; and (d) collectibility is reasonably assured. Should changes in conditions cause the Company to determine revenue recognition criteria are not met for certain transactions, revenue recognition would be delayed until such time that the transactions become realizable and fully earned. Payments received in advance of meeting the above revenue recognition criteria are recorded as deferred revenue. Shipping and handling fees billed to customers in a sales transaction are recorded in Net sales and shipping and handling costs incurred are recorded in Cost of sales.

•	Research and development
The costs of research and development are charged as an expense in the period in which they are incurred.

•	Insurance loss reserves
The Company has two wholly-owned insurance companies (the "Captives") that are used as a form of self insurance for liability and workers compensation risks. The Captives enter into reinsurance arrangements to reduce their risk of loss. The reinsurance arrangements do not relieve the Captives from their obligations to policyholders. Failure of the reinsurers to honor their obligations could result in losses to the Captives. The Captives evaluate the financial condition of their reinsurers and monitor concentrations of credit risk to minimize their exposure to significant losses from reinsurer insolvencies and to establish allowances for amounts deemed non-collectible.
One of the Captives also insures certain third-party risks. The liabilities recorded by the Captives relate to the estimated risk of loss, which is based on management estimates and actuarial valuations, and unearned premiums, which represent the portion of the third-party premiums written applicable to the unexpired terms of the policies in-force. Liabilities are recognized for known claims when sufficient information has been developed to indicate involvement of a specific policy and the Company can reasonably estimate its liability. In addition, liabilities have been established to cover additional exposure on both known and unasserted claims. Estimates of the liabilities are reviewed and updated regularly. It is possible that actual results could differ significantly from the recorded liabilities. Premiums written are recognized as revenue as earned based on the terms of the policies. Capitalization of the Captives is determined by regulatory guidelines.

•	Income taxes
The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date.
The Company reviews its deferred tax assets for recoverability and establishes a valuation allowance based on historical taxable income, projected future taxable income, applicable tax strategies and the expected timing of the reversals of existing temporary differences. A valuation allowance is provided when it is more likely than not (likelihood of greater than 50%) that some portion or all of the deferred tax assets will not be realized.
The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. Tax positions are recognized only when it is more likely than not, based on technical merits, that the positions will be sustained upon examination. Tax positions that meet the more-likely-than-not threshold are measured using a probability weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Whether the more-likely-than-not recognition threshold is met for a tax position is a matter of judgment based on the individual facts and circumstances of that position evaluated in light of all available evidence.
The Company recognizes interest and penalties related to uncertain tax positions in Income tax (provision) benefit in the consolidated statement of operations.

•	Functional and reporting currencies
For the Company's international operations where the functional currency is other than the US dollar, assets and liabilities are translated using period-end exchange rates, while the statement of operations amounts are translated using the average exchange rates for the respective period. Differences arising from the translation of assets and liabilities in comparison with the translation of the previous periods or from initial recognition during the period are included as a separate component of Accumulated other comprehensive income (loss), net.